 SUNAMERICA MONEY MARKET FUND
 SHAREHOLDER LETTER
                                                                August 21, 1998

Dear Shareholder:

  The investment objective of the SunAmerica Money Market Fund is to seek a high level of current income as is consistent with liquidity and stability of capital. The Fund will seek to achieve its objective by investing in a portfolio of high quality money market instruments. The portfolio is structured according to our fundamental outlook of the economy and maintains a high level of diversity in order to reduce investment risk.

  For the six months ended June 30, 1998, the Fund's Class A shares posted a total return of 2.23% and the SEC 7 day effective yield was 4.87%. Since the Fund invests only in short-term obligations with a maturity of 13 months or less, its performance generally tracks the short-term market levels.

  After six quarters of rapid expansion, economic growth in the United States appears to have slowed sharply in the second quarter of 1998. The Asian economic crisis, now one year old, is dramatically hurting U.S. exports and causing business inventories to increase at an unprecedented rate. Manufacturing activity appears to be contracting, pressured by the decrease in demand due to overseas turmoil. Finally, consumer price inflation remains very low and commodity prices have fallen to their lowest level in over four years. Against the backdrop of a slowdown in the economy and no signs of inflationary pressures, we remain constructive towards the U.S. fixed income market.

  Overseas developments will continue to dominate and overshadow domestic economic news. Recent reports from Asia show the region sliding deeper into recession with Japanese Gross Domestic Product falling at a dramatic 5.3% annualized rate in the first quarter. This financial crisis has aided the U.S. fixed income market as investors have moved money out of international and commodities markets and into less volatile securities. It has been evident by the events and volatility of the Asian markets over the past several weeks that economic recovery and reform will not necessarily happen smoothly. Given our expectation of a moderating U.S. economy and the current unrest in Asia, we remain optimistic that the Federal Reserve will keep the fed funds rate steady at 5.5% for the next few months. We will continue to search for the best relative valued securities and will structure the portfolio to be flexible for any changes in our economic outlook.

              U.S. ECONOMIC STATISTICS
                                RECENT REPORT PRIOR REPORT
----------------------------------------------------------
  PURCHASING MANAGER'S REPORT       49.6          51.4
        CONSTRUCTION SPENDING       -1.5%          0.5%
         PRODUCER PRICE INDEX       -0.1%          0.2%
         CONSUMER PRICE INDEX        0.1%          0.3%
                 RETAIL SALES        0.1%          1.2%
        INDUSTRIAL PRODUCTION       -0.6%          0.3%


These numbers indicate a continuation of a non-inflationary environment and a moderating U.S. economy.

    /s/ John J. DiVito                    /s/ P. Christopher Leary

    John DiVito                           P. Christopher Leary
    Portfolio Manager                     Portfolio Manager

 SUNAMERICA MONEY MARKET FUND
 PORTFOLIO OF INVESTMENTS AT JUNE 30, 1998 (UNAUDITED)

                              PRINCIPAL
                                AMOUNT                                  VALUE
SECURITY DESCRIPTION        (IN THOUSANDS)  RATE**      MATURITY      (NOTE 2)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES-
 1.6%
Americredit Automobile
 Receivable Trust.........      $2,022       5.56%       4/05/99     $ 2,022,394
Capital Equipment
 Receivable Trust.........       1,444       5.79       12/15/98       1,444,342
WFS Final Owner...........       6,597       5.62        2/20/99       6,597,130
                                                                     -----------
TOTAL ASSET BACKED
 SECURITIES
 (amortized cost
  $10,063,866)............                                            10,063,866
                                                                     -----------
CERTIFICATES OF DEPOSIT-
 2.0%
ABN Amro Bank.............       5,000       5.65        3/22/99       4,998,632
Deutsche Bank AG..........       8,000       5.66        3/03/99       7,997,427
                                                                     -----------
TOTAL CERTIFICATES OF
 DEPOSIT
 (amortized cost
  $12,996,059)............                                            12,996,059
                                                                     -----------
COMMERCIAL PAPER-60.3%
Allegheny University
 Hospital.................      12,449       5.51        8/10/98      12,372,784
Atlantis One Funding
 Corp.....................      21,998     5.50-5.53 7/14/98-7/20/98  21,943,122
Banco Bradesco SA.........      10,000       5.52       10/15/98       9,837,467
Banner Receivables Corp...      10,000       5.58        7/16/98       9,976,750
BBL North America, Inc....      15,000       6.35        7/01/98      15,000,000
Bell South
 Telecommunications, Inc..      10,000       5.45        2/19/99       9,647,264
Corporate Asset Funding
 Co.......................      10,000       5.52        8/28/98       9,911,067
Cosco Cayman Fund Co.
 Ltd......................      10,000       5.53        8/04/98       9,947,772
Daewoo International
 Corp.....................       8,000       5.52        7/07/98       7,992,640
Eksportfinans AS..........      10,500       5.46        7/06/98      10,492,038
Four Winds Funding Corp...      10,000       5.52        8/14/98       9,932,533
Grand Funding Corp........      10,000       5.54        9/18/98       9,878,428
Greenwich Asset Funding,
 Inc......................      22,000     5.51-5.53 9/02/98-9/09/98  21,776,731
Island Finance Puerto
 Rico, Inc................      10,000       5.53        7/16/98       9,976,958
Kittyhawk Funding Corp....      10,000       5.50        7/16/98       9,977,083
KZH Holding Corp..........      29,521     5.47-5.55 7/23/98-9/29/98  29,237,640
Merrill Lynch & Co., Inc..      28,000     5.51-5.53 7/28/98-8/21/98  27,820,360
Mitsubishi International
 Corp.....................      12,000       5.56        9/02/98      11,883,240
Mitsui & Co. (USA) Inc....      12,000       5.54        7/31/98      11,944,600
MPF Ltd...................       7,500       5.54        9/11/98       7,416,900
Pemex Capital, Inc........      12,000       5.52        8/12/98      11,922,720
Petroleo Brasileiro SA....      10,000       5.51        8/26/98       9,914,289
Plantation Pipe Line Co...      10,000       5.52        9/04/98       9,900,333
Sigma Finance Corp........      20,000     5.51-5.52     8/07/98      19,886,636
Silver Tower US Funding
 LLC......................      12,000       5.52        8/17/98      11,913,520
Southland Corp............      12,000       5.53        8/12/98      11,922,580
SRD Finance, Inc..........       8,000       5.65        7/15/98       7,982,422
Thunder Bay Funding, Inc..       7,000       5.56        7/20/98       6,979,459
Transportadora De Gas Del
 Sur......................      15,000       5.52        7/22/98      14,951,700
Westways Funding III Ltd..      12,000       5.54        7/08/98      11,987,073
                                                                     -----------
TOTAL COMMERCIAL PAPER
 (amortized cost
  $384,326,109)...........                                           384,326,109
                                                                     -----------

 SUNAMERICA MONEY MARKET FUND
 PORTFOLIO OF INVESTMENTS AT JUNE 30, 1998 (UNAUDITED) -- (CONTINUED)

                                    PRINCIPAL
                                      AMOUNT                                  VALUE
SECURITY DESCRIPTION              (IN THOUSANDS)  RATE**      MATURITY       (NOTE 2)
--------------------------------------------------------------------------------
GOVERNMENT AGENCIES--1.4%
Agency for International
 Development India+......            $ 2,000       5.58%       7/07/98     $  2,001,771
Agency for International
 Development Israel+.....              1,952       5.63        7/07/98        1,952,181
Agency for International
 Development Panama+.....              4,677       5.92        7/07/98        4,704,053
                                                                           ------------
TOTAL GOVERNMENT AGENCIES
 (amortized cost
  $8,658,005)............                                                     8,658,005
                                                                           ------------
MEDIUM TERM NOTES--24.2%
ABN Amro Bank............             10,000       5.72        4/05/99        9,996,353
Bankers Trust Co.+.......             10,000       5.58        7/01/98        9,995,673
Bank of New York.........             10,000       5.45        2/12/99        9,980,348
Banque National de Paris.             10,000       5.71        3/30/99        9,997,144
Barnett Banks, Inc.+.....              9,000       5.81       12/28/98        9,008,855
Bear Stearns Cos., Inc.+.              9,000       5.64        8/11/98        9,000,000
FCC National Bank+.......              8,000       5.55        7/01/98        7,996,290
General Motors Acceptance
 Corp.+..................             11,000       5.82        8/12/98       11,006,704
General Motors Acceptance
 Corp....................             14,275     5.88-6.38 9/30/98-1/12/99   14,293,034
Goldman Sachs & Co.+.....             28,000       6.88    7/15/98-9/26/98   28,000,000
Kansallis-Osake-Pankki...              5,800       9.75       12/15/98        5,893,965
Morgan Stanley Group,
 Inc.+...................             22,000     5.62-5.79 7/23/98-9/14/98   22,000,000
Sigma Finance Corp.......              7,000       5.71        3/24/99        6,995,756
                                                                           ------------
TOTAL MEDIUM TERM NOTES
 (amortized cost
  $154,164,122)..........                                                   154,164,122
                                                                           ------------
TAXABLE MUNICIPAL MEDIUM
 TERM NOTES--7.0%
Courtyards Mackinaw LLC+.              6,000       5.66        7/02/98        6,000,000
Illinois Student Assis-
 tance Corp.+............             21,000     5.58-5.65     7/01/98       21,000,000
New Hampshire State In-
 dustrial Development Au-
 thority.................             10,000       5.64        8/21/98       10,000,000
Texas G.O.+..............              7,415       5.61        7/01/98        7,415,000
                                                                           ------------
TOTAL TAXABLE MUNICIPAL
 MEDIUM TERM NOTES
 (amortized cost
  $44,415,000)...........                                                    44,415,000
                                                                           ------------
TOTAL INVESTMENT
 SECURITIES
 (amortized cost
  $614,623,161)..........                                                   614,623,161
                                                                           ------------
REPURCHASE AGREEMENT--
 1.5%
Joint Repurchase Agree-
 ment Account (Note 3)
 (cost $9,296,000).......              9,296       5.50        7/01/98        9,296,000
                                                                           ------------
TOTAL INVESTMENTS--
 (amortized cost
  $623,919,161*).........   98.0%                                           623,919,161
Other assets less liabil-
 ities...................    2.0                                             12,915,821
                           -----                                           ------------
NET ASSETS...............  100.0%                                          $636,834,982
                           =====                                           ============

--------
* At June 30, 1998 the cost of securities for Federal income tax purposes was the same for book purposes
** Rates shown are rates in effect as of June 30, 1998
+ Variable rate security; maturity date reflects the next reset date G.O.--General Obligation
    PORTFOLIO BREAKDOWN AS A PERCENTAGE OF NET ASSETS (EXCLUDING REPURCHASE
                            AGREEMENT) BY INDUSTRY@

   Finance                                                               23.9%
   Banking                                                               15.8
   Securities Holding Company                                            13.6
   Receivable Company                                                    13.5

                   Industrial                                             9.5%
                   Municipalities                                         6.9
                   Leasing                                                4.0
                   Oil Services                                           3.1

                                   Medical                                2.0%
                                   Telecommunication                      1.5
                                   Gov't Agency                           1.4
                                   Distribution                           1.3
                                                                         ----
                                                                         96.5%
                                                                         ====

  @ As grouped by Moody's Investors Service Global Short Term Market Record


                       See Notes to Financial Statements

 SUNAMERICA MONEY MARKET FUND
 STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1998 (UNAUDITED)

ASSETS:
Investment securities, at value (amortized cost $623,919,161)....... $623,919,161
Cash................................................................    2,090,024
Receivable for fund shares sold.....................................   24,086,429
Interest receivable.................................................    2,169,764
Prepaid expenses....................................................       91,904
                                                                     ------------
 Total assets.......................................................  652,357,282
                                                                     ------------
LIABILITIES:
Payable for fund shares repurchased.................................   13,814,608
Dividends payable...................................................    1,088,212
Accrued expenses....................................................      261,897
Investment advisory and management fees payable.....................      254,196
Distribution and service maintenance fees payable...................      103,387
                                                                     ------------
 Total liabilities..................................................   15,522,300
                                                                     ------------
    Net assets...................................................... $636,834,982
                                                                     ============
NET ASSETS WERE COMPOSED OF:
Common Stock, $.001 par value (10 billion shares authorized)........ $    636,826
Additional paid-in capital..........................................  636,093,964
                                                                     ------------
                                                                      636,730,790
Accumulated undistributed net investment income.....................      104,192
                                                                     ------------
    Net assets...................................................... $636,834,982
                                                                     ============
CLASS A:
 Net asset value ($592,108,338/592,099,158 shares outstanding)......        $1.00
                                                                            =====
CLASS B:
 Net asset value ($44,306,647/44,306,637 shares outstanding)........        $1.00
                                                                            =====
CLASS C:
 Net asset value ($419,997/419,758 shares outstanding)..............        $1.00
                                                                            =====


 STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME:
 Interest..............................................             $16,522,012
                                                                    -----------
EXPENSES:
 Investment advisory and management fees...............  $1,446,146
 Transfer agent and shareholder servicing fees and ex-
  penses--Class A......................................     711,185
 Transfer agent and shareholder servicing fees and ex-
  penses--Class B......................................      44,375
 Transfer agent and shareholder servicing fees and ex-
  penses--Class C......................................       5,430
 Service maintenance fees--Class A.....................     411,516
 Distribution and service maintenance fees--Class B....     133,261
 Distribution and service maintenance fees--Class C....       2,614
 Custodian fees and expenses...........................      68,780
 Registration fees--Class A............................      27,434
 Registration fees--Class B............................       2,962
 Registration fees--Class C............................       8,290
 Directors' fees and expenses..........................      10,441
 Legal fees and expenses...............................       4,525
 Insurance expense.....................................       3,300
 Audit and tax consulting fees.........................         905
 Miscellaneous expenses................................       4,693
                                                         ----------
                                                                      2,885,857
                                                                    -----------
 Less: expense offset and reimbursement................                 (73,405)
                                                                    -----------
 Net expenses..........................................               2,812,452
                                                                    -----------
 Net investment income.................................              13,709,560
                                                                    -----------
 INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......             $13,709,560
                                                                    ===========

                       See Notes to Financial Statements

 SUNAMERICA MONEY MARKET FUND
 STATEMENT OF CHANGES IN NET ASSETS

                                           FOR THE SIX MONTHS
                                                 ENDED          FOR THE YEAR
                                             JUNE 30, 1998          ENDED
                                              (UNAUDITED)     DECEMBER 31, 1997
                                           ------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
 Net investment income...................     $ 13,709,560      $ 23,424,418
                                              ------------      ------------
 Net increase in net assets resulting
  from operations........................       13,709,560        23,424,418
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment income (Class A)....      (13,142,445)      (22,107,661)
 From net investment income (Class B)....         (589,076)       (1,279,869)
 From net investment income (Class C)....          (11,490)           (4,562)
                                              ------------      ------------
 Total dividends and distributions to
  shareholders...........................      (13,743,011)      (23,392,092)
INCREASE IN NET ASSETS FROM FUND SHARE
 TRANSACTIONS (NOTE 5)...................       96,167,749       112,855,857
                                              ------------      ------------
 Total increase in net assets............       96,134,298       112,888,183
NET ASSETS:
 Beginning of year.......................      540,700,684       427,812,501
                                              ------------      ------------
 End of period (including undistributed
  net investment income of $104,192 and
  $137,643 at June 30, 1998 and December
  31, 1997, respectively)................     $636,834,982      $540,700,684
                                              ============      ============


 FINANCIAL HIGHLIGHTS

                NET                                      NET               NET                      RATIO OF
               ASSET                         DIVIDENDS  ASSET             ASSETS   RATIO OF      NET INVESTMENT
               VALUE      NET     TOTAL FROM  FROM NET  VALUE             END OF   EXPENSES        INCOME TO
   PERIOD    BEGINNING INVESTMENT INVESTMENT INVESTMENT END OF   TOTAL    PERIOD  TO AVERAGE        AVERAGE
   ENDED     OF PERIOD   INCOME   OPERATIONS   INCOME   PERIOD RETURN(1) (000'S)  NET ASSETS       NET ASSETS
--------------------------------------------------------------------------------
                                              CLASS A
                                              -------
 12/31/94     $1.000     $0.034     $0.034    $(0.034)  $1.000   3.47%   $213,958    1.00%            3.43%
 12/31/95      1.000      0.051      0.051     (0.051)   1.000   5.18     316,308    1.01(2)          5.04
 12/31/96      1.000      0.045      0.045     (0.045)   1.000   4.61     398,698    1.00(3)          4.52
 12/31/97      1.000      0.047      0.047     (0.047)   1.000   4.82     511,908    0.98(3)          4.73
  6/30/98(6)   1.000      0.024      0.024     (0.024)   1.000   2.23     592,108    0.95(3)(4)       4.79(4)
                                              CLASS B
                                              -------
 12/31/94     $1.000     $0.027     $0.027    $(0.027)  $1.000   2.76%   $ 98,398    1.69%            2.91%
 12/31/95      1.000      0.044      0.044     (0.044)   1.000   4.49      51,799    1.78(2)          4.37
 12/31/96      1.000      0.038      0.038     (0.038)   1.000   3.83      29,114    1.77(3)          3.76
 12/31/97      1.000      0.040      0.040     (0.040)   1.000   4.03      28,391    1.74(3)          3.95
  6/30/98(6)   1.000      0.020      0.020     (0.020)   1.000   1.85      44,307    1.75(3)(4)       3.98(4)
                                              CLASS C
                                              -------
 10/2/97-
 12/31/97     $1.000     $0.010     $0.010    $(0.010)  $1.000   1.00%   $    402    1.75%(4)(5)      4.01%(4)
  6/30/98(6)   1.000      0.020      0.020     (0.020)   1.000   1.84         420    1.75(4)(5)       3.96(4)

--------
(1) Total return does not reflect sales load and is not annualized
(2) The expense ratio reflects the effect of a gross up of custody and transfer agent expense credits for the year ended December 31, 1995 of 0.05% and 0.13% for Class A and Class B, respectively.
(3) The expense ratio reflects the effect of a gross up of transfer agent expense credits as follows:

                    12/31/96 12/31/97 6/30/98
                    -------- -------- -------
   Class A.........  0.03%    0.02%    0.03%
   Class B.........  0.04%    0.02%    0.03%

(4) Annualized
(5) Net of expense reimbursement (based on average net assets):

                    12/31/97 6/30/98
                    -------- -------
   Class C.........  4.74%    4.41%

(6) Unaudited
                       See Notes to Financial Statements

 SUNAMERICA MONEY MARKET FUND
 NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1998 (UNAUDITED)

  NOTE 1. ORGANIZATION
  SunAmerica Money Market Fund (the "Fund") is an open-end diversified management investment company organized as a Maryland Corporation.

  The Fund currently offers Class A shares, Class B shares and Class C shares. The offering price is the next determined net asset value per share. For Class B shares, a declining contingent deferred sales charge ("CDSC") is imposed on certain redemptions made within six years. Class B shares of the Fund convert automatically to Class A shares on the first business day of the month seven years after the issuance of such Class B shares and at such time are no longer subject to a distribution fee. Class C shares may be subject to a contingent deferred sales charge on redemptions made within one year of purchase. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each makes account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") except that Class B shares and Class C shares are subject to distribution fees.

  NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

  SECURITY VALUATIONS: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

  REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
  SHAREHOLDERS: Securities transactions are recorded as of the trade date. Interest income, including the accretion of discount and amortization of premium, is accrued daily. Realized gains and losses on sales of investments are calculated on the identified cost basis.

  Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Dividends from net investment income are declared daily and paid monthly.

  USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

 SUNAMERICA MONEY MARKET FUND
 NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1998 (UNAUDITED)--(CONTINUED)

  FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income or excise tax provisions are required.

  During the year ended December 31, 1997, the Fund utilized $769 of capital loss carryforwards. At December 31, 1997, the Fund had a capital loss carryforward available of $32,508 which will expire as follows:

                                        EXPIRATION
             --------------------------------------------------------------------------------------
              2002                         2003                                              2004
             ------                       -------                                           -------
             $5,123                       $11,725                                           $15,660

  To the extent that these capital loss carryforwards are utilized to offset future net realized gains on securities transactions, the gain, so offset will not be distributed to the shareholders, to the extent provided by the regulations.

  Capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer $1,994 of such capital losses.

  NOTE 3. JOINT REPURCHASE AGREEMENT ACCOUNT
  As of June 30, 1998, the Fund had a 7.6% undivided interest, which represented $9,296,000 in principal amount, in a repurchase agreement in a joint account with other SunAmerica managed funds. As of such date, the repurchase agreement in the joint account and the collateral therefore was as follows:

  PaineWebber, Inc. Repurchase Agreement, 5.50% dated 6/30/98, in the principal amount of $122,592,000 repurchase price $122,610,729 due 7/1/98 collateralized by $31,000,000 U.S. Treasury Notes 5.50% due 3/31/00, $50,000,000 U.S. Treasury Notes 4.75% due 10/31/98 and $44,850,000 U.S.
  Treasury Bill 5.05% due 2/4/99, approximate aggregate value $125,152,321.

  NOTE 4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AGREEMENT AND SERVICE AGREEMENT
  The Fund has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly owned subsidiary of SunAmerica Inc. Under the Agreement, SAAMCo provides continuous supervision of the Fund's portfolio and administers its corporate affairs, subject to general review by the Directors. In connection therewith, SAAMCo furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SAAMCo and its affiliates. The investment advisory and management fee to SAAMCo is computed daily and payable monthly, at an annual rate of .50% on the first $600 million of the Fund's daily net assets, .45% on the next $900 million of net assets and .40% on net assets over $1.5 billion.

  SunAmerica has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below 1.75% for Class C Shares. For the six months ended June 30, 1998, SAAMCO reimbursed $12,795 of expenses.

  The Fund has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an indirect wholly owned subsidiary of SunAmerica Inc. The Fund has adopted a Distribution

 SUNAMERICA MONEY MARKET FUND
 NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1998 (UNAUDITED)--(CONTINUED)
  Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of directors and approved by its shareholders. Pursuant to such rule, the Directors and the shareholders of each class of shares of the Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan". In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of the Class B shares and Class C shares will not be used to subsidize the sale of Class A shares.

  Under the Class B Plan and the Class C Plan the Distributor receives payments from the Fund at the annual rate of up to 0.75% of the average daily net assets of the Fund's Class B and Class C shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B and Class C Plan may exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Distribution Plans provide that each class of shares of the Fund may also pay the Distributor an account maintenance and service fee of up to an annual rate of 0.15% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0.15% per year of the assets maintained in the Fund by their customers. For the six months ended June 30, 1998, SACS earned fees of $547,391 from the Fund.

  SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's Class B and Class C shares. For the six months ended June 30, 1998, SACS informed the Fund that it received approximately $65,891 in contingent deferred sales charges.

  The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement permits the Fund to reimburse SAFS for costs incurred in providing such services which is approved annually by the Directors. For the six months ended June 30, 1998 the Fund (Class A, Class B and Class C) incurred expenses of $636,771 to reimburse SAFS pursuant to the terms of the Service Agreement. Of this amount, $112,220 was payable to SAFS at June 30, 1998.

 SUNAMERICA MONEY MARKET FUND
 NOTES TO FINANCIAL STATEMENTS--JUNE 30, 1998 (UNAUDITED)

  NOTE 5. CAPITAL SHARE TRANSACTIONS
  Transactions in shares of each class, all at $1.00 per share, for the six months ended June 30, 1998 and for the prior year were as follows:

                                                         MONEY MARKET FUND
                    ---------------------------------------------------------------------------------------------
                                CLASS A                         CLASS B                        CLASS C
                    -------------------------------  -----------------------------  ----------------------------- -------
                        FOR THE         FOR THE          FOR THE        FOR THE         FOR THE        FOR THE
                    SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED  YEAR ENDED   SIX MONTHS ENDED  YEAR ENDED
                     JUNE 30, 1998    DECEMBER 31,    JUNE 30, 1998   DECEMBER 31,   JUNE 30, 1998   DECEMBER 31,
                      (UNAUDITED)        1997          (UNAUDITED)        1997        (UNAUDITED)        1997
                    ---------------- --------------  ---------------- ------------  ---------------- ------------
  Shares sold......   1,599,861,248   2,362,300,860     55,031,097     116,212,070      4,491,729      2,571,799
  Reinvested
   dividends.......      12,047,010      21,803,390        468,127       1,087,163          8,300          3,398
  Shares redeemed..  (1,531,676,342) (2,270,925,578)   (39,581,524)   (118,023,672)    (4,481,896)    (2,173,572)
                     --------------  --------------    -----------    ------------     ----------     ----------
  Net increase
   (decrease)......      80,231,916     113,178,672     15,917,700        (724,439)        18,133        401,625
                     ==============  ==============    ===========    ============     ==========     ==========

  NOTE 6. DIRECTORS' RETIREMENT PLAN
  The Directors (and Trustees) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of June 30, 1998, the Fund had accrued $58,729 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the six months ended June 30, 1998 expensed $10,441 for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Operations.

 SUNAMERICA MONEY MARKET FUND

TRUSTEES                                 INVESTMENT MANAGER AND ADMINISTRATOR
S. James Coppersmith                     SunAmerica Asset Management Corp.
Samuel M. Eisenstat                      The SunAmerica Center
Stephen J. Gutman                        733 Third Avenue
Peter A. Harbeck                         New York, NY 10017-3204
Peter McMillan III
Sebastiano Sterpa                        DISTRIBUTOR
                                         SunAmerica Capital Services, Inc.
OFFICERS                                 The SunAmerica Center
Peter A. Harbeck, President              733 Third Avenue
Nancy Kelly, Vice President              New York, NY 10017-3204

P. Christopher Leary, Vice President
Robert M. Zakem, Secretary               SHAREHOLDER SERVICING AGENT
Peter C. Sutton, Treasurer               SunAmerica Fund Services, Inc.
John T. Genoy, Assistant Treasurer       The SunAmerica Center
Donna M. Handel, Assistant Treasurer     733 Third Avenue
Cheryl L. Hawthorne, Assistant Treasurer New York, NY 10017-3204
Abbe P. Stein, Assistant Secretary
                                         CUSTODIAN AND TRANSFER AGENT
                                         State Street Bank & Trust Company
                                         P.O. Box 419572
                                         Kansas City, MO 64141-6572

-------------------------------------------------------------------------------
FASTFACTS . . . AVAILABLE FOR YOUR CONVENIENCE
The easy and convenient way to obtain the most current information on your mutual funds. By calling our toll free number, 1-800-654-4760, you can receive mutual fund information 24 hours a day. If you require any additional information, please call us at 1-800-858-8850 Monday-Friday 8:30 a.m.-6:00 p.m. (Eastern time).
HERE'S HOW IT WORKS
All you need is:
 * A Touch-Tone Telephone
 * Your account number
 * Your Personal Identification number "PIN"
(the last four digits of your Social Security number, a tax identification number or a number chosen by you)
 * Your Fund Code

                       CLASS
                  ---------------
                   A   B   C  II
EQUITY FUNDS      --- --- --- ---
Balanced Assets    51 551
Blue Chip Growth  522  22
Mid-Cap Growth     71 571
Small Company
 Growth            36 536 736
Growth and
 Income            24 524 824
"Dogs" of Wall
 Street           720 730     740

                    CLASS
                 -----------
                  A   B   C
INCOME FUNDS     --- --- ---
U.S. Government
 Securities       70 570
Federal
 Securities      534  34
Diversified
 Income          580  80
High Income       28 228 828
Tax Exempt
 Insured          33 533
Money Market      35 535 735

                       CLASS
                  ---------------
STYLE SELECT       A   B   C  II
SERIES            --- --- --- ---
Aggressive
 Growth           701 711 771
Mid-Cap Growth    702 712 772
Value             704 714 774
International
 Equity           703 713 773
Small-Cap Value   705 715 775
Large-Cap Value   706 716 776
Large-Cap Blend   708 728 778
Large-Cap Growth  709 719 779
Focus             722 732     742


Press the following Touch-Tone Button(s) to make your selection:
1   Fund Prices and Dividend Information

2   To Work with Funds You Own

2-1 Account Balances and Recent Transactions

2-2 Fund Prices and Dividend Information on
    Funds You Own

2-3 To Process an Exchange

2-4 To Change your Personal Identification Number

3   Order Statements and Checkbooks

4   Fund Objectives and Fund Literature Information

5   Mailing and Wiring Instructions

6   Year-End Information and Duplicate Tax Forms

 .   Press 0 at anytime during this recording to be transferred to a service representative Monday - Friday, 8:30 am to 7:00 pm, EST.

 .   To return to the main or previous menu press "*".

 .   When working with a list of funds, you may touch "9" to fast forward to the next fund, or "7" to go back to the previous fund.

-----------------------------                           --------------------
SUNAMERICA MONEY MARKET FUND                                BULK RATE
THE SUNAMERICA CENTER                                     U.S. POSTAGE
733 THIRD AVENUE                                             PAID
NEW YORK, NY  10017-3204                                  Kansas City, MO
1-800-858-8850                                            PERMIT NO. 2891
-----------------------------                           ---------------------


This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been examined by independent accountants and accordingly no opinion has been expressed thereon.


SPONSORED BY:

[LOGO] SUNAMERICA
       ASSET MANAGEMENT

MMANN


                                                                   JUNE 30, 1998


                                                       SUNAMERICA

                                                     MONEY MARKET
                                                        FUND





                                                                SEMIANNUAL
                                                                REPORT





                                                        [LOGO]  SUNAMERICA
                                                                ASSET MANAGEMENT

                                                                800.858.8850